INVESTMENTS (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
Investments
Investments accounted for using equity method - gross	$ 29,421,729	R$ 29,421,729	$ 27,070,828	R$ 27,070,828	R$ 21,267,137	R$ 18,700,310
Provision for losses on investments		(2,132,024)		(1,897,217)
Investments accounted for using equity method		27,289,705		25,173,611
Joint venture
Investments
Investments accounted for using equity method - gross		23,151,204		21,851,090
Mangue Seco 2
Investments
Investments accounted for using equity method - gross		18,594		17,934	16,889
Norte Energia (Belo Monte)
Investments
Investments accounted for using equity method - gross		5,868,703		5,358,861	3,469,789	2,676,578
Rouar
Investments
Investments accounted for using equity method - gross		105,413		97,157	111,775	70,044
MADEIRA ENERGIA
Investments
Provision for losses on investments		(314,037)		(93,932)
ESBR Participacoes S.A.
Investments
Investments accounted for using equity method - gross		3,297,141		3,331,923	2,807,626	2,907,364
Provision for losses on investments		(223,656)
Interligacao Eletrica do Madeira S.A.
Investments
Investments accounted for using equity method - gross		1,314,514		1,090,107	912,098	822,342
Norte Brasil Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross		1,046,172		975,886	887,528	842,103
Provision for losses on investments		(294,580)		(323,202)
Manaus Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross		691,021		650,961	621,873	547,784
Provision for losses on investments		(239,742)		(334,580)
Enerpeixe S.A.
Investments
Investments accounted for using equity method - gross		292,002		375,174	561,282	555,860
TELES PIRES PARTICIPACOES
Investments
Investments accounted for using equity method - gross		764,559		799,926	662,564	496,425
Provision for losses on investments		(13,333)		(325,388)
Chapecoense Geracao S.A. (Chapecoense)
Investments
Investments accounted for using equity method - gross		389,981		493,555	415,501	364,522
Belo Monte Transmissora de Energia
Investments
Investments accounted for using equity method - gross		1,478,019		1,069,359	391,058	12,081
Provision for losses on investments		(381,719)		(362,939)
Interligacao Eletrica Garanhuns S.A.
Investments
Investments accounted for using equity method - gross		356,302		360,072	318,972	181,526
Provision for losses on investments		(88,878)
MATA DE SANTA GENEBRA
Investments
Investments accounted for using equity method - gross		459,169		230,685	30,336
Goias Transmissao S.A.
Investments
Investments accounted for using equity method - gross		181,481		170,313	190,245	138,436
Provision for losses on investments		(54,640)
Companhia Energtica Sinop S.A.
Investments
Investments accounted for using equity method - gross		539,498		430,751	179,052	177,772
Provision for losses on investments		(17,166)		(324,250)
STN - Sistema de Transmissao Nordeste S.A.
Investments
Investments accounted for using equity method - gross		216,741		202,898	176,941	163,434
INTESA - Integracao Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross		210,592		201,033	175,572
Transnorte Energia S.A.
Investments
Investments accounted for using equity method - gross		148,453		148,748	148,373	51,656
Chapada Piaui II Holding S.A.
Investments
Investments accounted for using equity method - gross		137,715		117,701	142,187
MGE Transmissao S.A.
Investments
Investments accounted for using equity method - gross		115,039		111,344	136,755	118,953
TSBE - Transmissora Sul Brasileira de Energia S.A.
Investments
Investments accounted for using equity method - gross		257,441		277,474	270,252	275,960
Transenergia Renovavel S.A. (Transenergia)
Investments
Investments accounted for using equity method - gross		154,498		153,390	128,418	96,813
Provision for losses on investments		(43,686)
Retiro Baixo Energetica S.A.
Investments
Investments accounted for using equity method - gross		124,386		127,229	121,774	111,906
Brasnorte Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross		123,527		127,338	120,873	115,568
Provision for losses on investments		(24,965)
Chapada Piaui I Holding S.A.
Investments
Investments accounted for using equity method - gross		126,385		104,060	109,497
Empresa de Energia Sao Manoel
Investments
Investments accounted for using equity method - gross		649,731		418,460	103,314	(594)
Provision for losses on investments		(349,748)		(71,916)
Paranaiba
Investments
Investments accounted for using equity method - gross		160,191		147,656	100,726
Vale do Sao Bartolomeu Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross		123,131		72,755
Transmissora Matogrossense de Energia S.A.
Investments
Investments accounted for using equity method - gross		123,182		106,480	97,154	85,368
Triangulo Mineiro Transmissora
Investments
Investments accounted for using equity method - gross		163,637		128,765	82,555
Provision for losses on investments		(41,161)
TSLE - Transmissora Sul Litoranea de Energia S.A.
Investments
Investments accounted for using equity method - gross		198,174		140,280	134,739	139,719
Serra do Facao Energia S.A.
Investments
Investments accounted for using equity method - gross		26,212		23,670
Transenergia Sao Paulo S.A.
Investments
Investments accounted for using equity method - gross		93,433		92,138	91,141	83,116
Vamcruz I Participacoes S.A.
Investments
Investments accounted for using equity method - gross		131,635		92,452	73,368
Provision for losses on investments		(7,028)
Eolica Serra das Vacas Holding S.A.
Investments
Investments accounted for using equity method - gross		96,172		94,614	97,374
Inambari Geracao de Energia (Igesa)
Investments
Provision for losses on investments		(54)		(101)
Other
Investments
Investments accounted for using equity method - gross		2,154,399		1,287,595	1,280,582
Provision for losses on investments		(37,631)		(60,909)
Associates
Investments
Investments accounted for using equity method - gross		6,270,525		5,219,738
CTEEP
Investments
Investments accounted for using equity method - gross		3,485,985		2,592,701	942,732	946,187
LAJEADO ENERGIA
Investments
Investments accounted for using equity method - gross		64,103		218,262	219,173
CEB Lajeado
Investments
Investments accounted for using equity method - gross		49,153		72,989	80,353	71,723
Paulista Lajeado
Investments
Investments accounted for using equity method - gross		30,436		26,143	23,507	18,119
EAPSA - Energetica Aguas da Pedra S.A.
Investments
Investments accounted for using equity method - gross		224,668		216,294	208,795	184,632
EMAE
Investments
Investments accounted for using equity method - gross		331,556		292,355
CEMAR
Investments
Investments accounted for using equity method - gross		821,010		729,888	R$ 653,419	R$ 554,817
Other
Investments
Investments accounted for using equity method - gross		R$ 1,263,614		R$ 1,071,106